RECEIVABLES - Narrative (Details) - USD ($)		12 Months Ended
	Nov. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Allowance for doubtful accounts		$ 0	$ 0
Licenses
Concentration Risk [Line Items]
Payment on conditions	$ 13,000,000	13,000,000
Subject to satisfaction of certain conditions | Maximum
Concentration Risk [Line Items]
Maximum amount of loss		9,700,000
Subject to satisfaction of certain conditions | Licenses
Concentration Risk [Line Items]
Payment on conditions	$ 8,000,000	$ 8,000,000
Customer concentration | Accounts Receivable | Apple, Inc.
Concentration Risk [Line Items]
Concentration percentage		43.00%	49.00%
Customer concentration | Accounts Receivable | Google, Inc.
Concentration Risk [Line Items]
Concentration percentage		34.60%	43.00%